UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-00601

The American Heritage Fund, Inc.

 (Exact name of registrant as specified in charter)

1370 Avenue of the Americas

New York, NY 10019

(Address of principal executive offices)

(Zip code)

Jonathan B. Reisman, 6975 NW 62nd Terrace

Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: May 31

Date of reporting period: November 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The American Heritage Fund, Inc.
Semi-Annual Report November 30, 2004

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The American Heritage Fund, Inc.

1370 Avenue of the Americas

New York City, NY 10019

Phone: (212) 397 – 3900

Fax: (212) 397 – 4036

January 31st, 2005

To our valued Shareholders

The American Heritage Fund’s performance for calendar year 2004 ranks among the top 1% of all growth funds in the US. Since the beginning of this Bull market, which started in October of 2003, the Fund outperformed the Standard & Poor’s 500 Index despite our high expense ratio. This is a welcome change from the disappointing performance of the past three, five, and ten years when the Fund was hurt by significant net redemptions. After having concentrated on very few stocks, the Fund is now highly diversified. Only one stock makes up more than 10% of the Fund’s assets. Our position in Senetek was sold early last year when the share price moved above $1.00. The present price of $0.25 proved our decision to sell after ten agonizing years correct.

Two-thousand-and-five will be a challenge. The stock market will have difficulties in gaining more than 10%. Corporate earnings growth will slow from double digit increases to single digit numbers. The Federal Reserve is likely to increase the Fed Funds rate to at least 3%. Stock selection will be the key to success this year. Flexibility is also called for. Economic growth should be somewhat less than last year, which showed an impressive growth rate above 4%. Inflation should remain subdued, as long as the oil price drops below $40 per barrel. The Dollar is undervalued versus all major currencies. However, the budget and trade deficit create a psychological hurdle even though there is no direct correlation between deficits and currency movements. Naturally, the statements in this paragraph represent my opinions.

Shareholders who would like to have a detailed analysis of the stock market, world economy, and political trends can call 212-397-3900 to request a free copy of my monthly newsletter, which has been published since 1979. We are also happy to answer any questions you may have.

Our next shareholders’ conference call is scheduled for April 7th at 4:30 pm Eastern Time. Those who would like to participate should call ahead of time for the 800 number.

I appreciate your loyalty and hope that 2005 will be healthy, safe and prosperous for all of us.

Yours truly,

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The American Heritage Fund, Inc.

Statement of Assets and Liabilities

November 30, 2004 (Unaudited)

ASSETS

Investments in securities, at market value

(Cost $6,259,394) (Note 3)

$

1,044,806

Securities Sold

8,363

Dividends and interest receivable

74

TOTAL ASSETS

1,053,243

LIABILITIES

Accrued expenses

37,907

Payable for Securities Purchased

1,946

TOTAL LIABILITIES

39,853

NET ASSETS

Net Assets (equivalent to $0.11 per

share based on 8,837,221 shares of

capital stock outstanding) (Note 4)

$

1,013,390

Composition of net assets:

Capital stock par value $0.001;

250,000,000 shares authorized;

8,837,221 shares issued and outstanding

$

8,837

Additional Paid-in Capital

    59,153,322

Accumulated net investment loss

(4,578,172)

Accumulated net realized loss on

investments

(48,356,009)

Net unrealized depreciation on

investments

(5,214,588)

NET ASSETS,

November 30, 2004

$

1,013,390

The accompanying notes are an integral part of these financial statements.

The American Heritage Fund, Inc.

Schedule of Investments

November 30, 2004 (Unaudited)

Number of

Shares

    Value

COMMON STOCKS – 97.53%

CONSUMER GOODS – 0.56%

Lucille Farms, Inc. *.

500        1,100

Quaker Fabric, Corp. *.

800        4,560

                                                                                    5,650

CONSUMER SERVICES – 3.75%

Air Methods Corp. * ^

900

6,543

Buca, Inc. *

1,000

6,000

Checkers Drive-In Restaurants, Inc. *          400

       4,952

Ecollege.com *

            500

5,875

International PBX Ventures *

       10,000

3,250

Netflix *

         1,000

11,380

                                                                                   38,000

FINANCIALS – 4.56%

CMGI, Inc. *

1,000

       4,590

E* Trade, Inc *

1,000

     41,580

                                                                                   46,170

HEALTHCARE – 14.70%

Aspenbio *

7,500

6,375

AXM Pharma, Inc. *.

12,500

28,750

Bio Reference Laboratories *

500

8,210

Biophan *

5,000

5,375

Cytrx Corp. *.

4,000

4,840

Immunogen *

950

7,429

Labone *.

250

7,538

Lifecell Corp. *

500

5,170

Microslet *.

5,000

6,650

Millenia Hope, Inc. *

56,500

5,650

Millennium Biotech *

30,000

6,900

Nexmed, Inc. *

20,000

27,400

Paincare Holdings, Inc *.

2,500

7,250

Pediatric Services of America *

500

5,205

Unigene *

9,000

16,200

                                                                                148,942

INDUSTRIALS – 5.12%

ADE Corp. *.

300

5,538

Bell Microproducts *

500

4,275

Hythiam *

3,800

16,150

Nu Horizons Electronics Corp. *

600

4,980

Pomeroy IT Solutions, Inc. *

400

5,464

Worldwater Corp. *

50,000

15,500

                                                                                   51,907

MATERIALS – 18.36%

A D M Tronics Unlimited, Inc. *

412,648

156,806

Altair Nanotechnologies *

2,500

7,050

Durban Roodepoort *

500

8,650

Equity, Inc. *

175,000

3,500

Lakota Resources, Inc. *

600

1,214

Lumina Copper Corp. *

1,000

4,750

Novagold Resouces, Inc. *

500

4,075

                                                                                 186,045

OTHER – 3.87%

Nasdaq 100 Trust Series 1

1,000

39,120

UpTrend Corp. *

299

77

                                                                                   39,197

TECHNOLOGY – 46.62%

8 X 8, Inc. *

1,500

5,535

Alvarion *

2,000

29,340

August Technology *

600

5,070

Aware *

1,500

7,365

Ciena Corp *...

10,000

25,500

Cisco Systems *...

1,000

18,750

EMC Corp *....

4,000

53,680

EMS Technologies *

300

4,707

Gigamedia *

3,000

6,090

Government Technology Services *

600

6,072

Hewlett Packard

500

10,000

Infineon Technologies *

1,000

11,000

Intel Corp.

1,000

22,380

Intervoice, Inc. *

400

5,200

Liquid Metal Technologies *

12,500

26,188

Lucent Technologies *

10,000

39,300

Micro Linear Corp *

10,000

2,305

Micron Technology, Inc. *

10,000

11,080

Mind CTI, Ltd.

1,000

5,090

Miravant Medical Technology *

4,000

4,000

Nanometrics *

500

8,130

National Semiconductor Corp.

1,000

15,460

Nokia

2,500

40,425

Nortel Networks, Corp *

10,000

34,700

Plato Learning *

500

3,495

Quintek Technologies *

500

1,200

Semitool *

800

7,168

Sigma Designs, Inc. *

600

5,418

Sipex Corp. *

800

4,400

Sun Microsystems *

1,000

5,550

Utstarcom *

1,000

19,540

V.I. Technologies *

17,500

11,725

Wireless Facilities *

2,000

16,560

                                                                               $472,423

CONVERTIBLE BOND – 5.53%

PowerHouse Technologies, Inc. *

  40,000       56,000

CASH & EQUIVALENTS – 0.03%

First American Treasury Obligation

462            462

TOTAL INVESTMENT SECURITIES – 103.10%

(Cost $6,259,394)

$

1,044,806

OTHER ASSETS

LESS LIABILITES – (3.10)%

$

(31,416)

NET ASSETS – 100.00%

$

1,013,390

*

Non-income producing security.

^

Foreign security.

+

Illiquid security.

The accompanying notes are an integral part of these financial statements.

The American Heritage Fund, Inc.

Statement of Operations

November 30, 2004 (Unaudited)

INVESTMENT INCOME:

Dividends

$

342

Interest

139

TOTAL INVESTMENT INCOME

481

EXPENSES:

Investment advisory fees (Note 2)

6,090

Transfer agent fees and fund accounting

18,345

Custodian fees

3,313

Legal fees

7,643

Audit fees

6,625

Director’s fees

5,096

Postage and printing

8,409

Registration fees and expenses

1,529

Interest

2,042

Insurance

508

Miscellaneous

1,456

TOTAL EXPENSES

61,056

Less: Waiver of investment

advisory fees

(6,090)

NET EXPENSES

54,966

NET INVESTMENT LOSS

(54,485)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized gain from investment

transactions

31,556

Net change in unrealized appreciation

on investments

50,264

Net realized and unrealized gain

on investments

81,820

Net increase in net assets

resulting from operations………………..

$

27,335

The accompanying notes are an integral part of these financial statements.

The American Heritage Fund, Inc.

Statements of Changes in Net Assets

November 30, 2004 (Unaudited)

Six Months

Year

ended

ended

November 30

May 31

2004

2004

NET INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS:

Net investment loss

$

(54,485)

$

(99,680)

Net realized loss from

investment transactions

31,556

(3,324,638)

Net change in unrealized

appreciation on

investments

50,264

3,870,979

Net increase (decrease) in net

assets resulting from

operations

27,335

446,661

Distributions to shareholders:

Net investment income

           0

0

Net realized gains on

investments

           0

0

Capital share transactions
   Shares Sold     10,106

84,665

Shares Redeemed

(50,293)

(94,490)

Net capital share transactions

(40,187)

(9,825)

Net increase (decrease)

in net assets

 (12,852)

 436,836

NET ASSETS:

Beginning of year                     1,026,242

589,406

End of year

  $

1,013,390

$

1,026,242

NOTE:  THE FUND HAD NO UNDISTRIBUTED NET INVESTMENT INCOME, ACCUMULATED LOSS, OR ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR EACH OF THE PERIODS PRESENTED

The accompanying notes are an integral part of these financial statements.

The American Heritage Fund, Inc.

Notes to Financial Statements

November 30, 2004 (Unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

The American Heritage Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles.

Security valuations

The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on the exchange, market value is based on the latest bid price. Foreign securities are converted to U.S. dollars using exchange rates at the close of the trading day. Securities for which market quotations are not readily available are valued as the Board of Directors or a committee composed of members of the Board of Directors as determined in good faith.

Federal income taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Option writing

When the Fund sells an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sales of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, are also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND CERTAIN OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC is entitled to receive a fee of 1.25% of the Fund's first $100 million average net asset value and 1% of such value on any additional net assets, computed daily and payable monthly. During the six months ended November 30, 2004, investment advisory fees aggregated $6,090.  AHMC agreed to waive these fees. The fund does not seek to recapture the fees waived. Heiko H. Thieme is the Fund’s Chairman of the Board of Directors, Chief Executive Officer and Secretary. Heiko H. Thieme is also the Chairman of the Board of Directors, Chief Executive Officer and Secretary of AHMC, of which he owns 100% of the outstanding shares.  He is also the Chief Executive Officer and Principal shareholder of Thieme Securities, Inc.

The Fund heretofore agreed to reimburse AHMC for office space and administrative personnel utilized by the Fund.  For the six months ended November 30, 2004, the Fund and AHMC have agreed that no reimbursements will be made and will not seek to recapture such fees.

NOTE 3. INVESTMENTS

For the six months ended November 30, 2004, purchases and sales of investment securities other than short-term investments aggregated $2,932,933, $3,132,551.  All of these purchase and sale transactions were with Thieme Securities, Inc., a brokerage firm owned by Heiko H. Thieme.  Reference is made to Note 2 of the financial statements – Investment Advisory Agreement and Certain Other Transactions.  As of November 30, 2004, the gross unrealized appreciation for all securities totaled $127,791 and the gross unrealized depreciation for all securities totaled $5,347,097, or a net unrealized depreciation of $5,219,306. The aggregate cost of securities for federal income tax purposes at November 30, 2004, was $6,259,394. During the year ended November 30, 2004, the Fund paid no dividends nor did it have distributable earnings.

NOTE 4. RESTRICTED SECURITIES

Investments in restricted securities and investments, where market quotations are not available, are valued at fair value as determined in good faith by the Board of Directors, or a committee composed of members of the Board of Directors of the Fund.

The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may become illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

Certain securities held by the Fund, which were restricted at the time of their acquisition, have been deemed to no longer be restricted for financial statement presentation purposes in reliance upon the provisions of Rule 144 under the Securities Act of 1933.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

NOTE 5. CAPITAL AND OPERATING LOSS CARRY FORWARDS

At May 31, 2004, the Fund had net capital loss carryforwards of approximately $16,472,000, expiring as follows 2005: $11,255,600, 2006: $354,000, 2007: $1,074,600, 2008: $463,400 and 2009: $3,324,600. The Fund has net operating loss carryforwards of approximately $4,448,000, expiring in 2006 through 2024, for Federal Income tax purposes.

NOTE 6. REDEMPTIONS

The Fund reserves the right to make payments for shares redeemed in cash or in-kind.

NOTE 7. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

	For the six months ended November 30, 2004		For the year ended May 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	98,834	10,106	740,934	84,665
Shares redeemed	(485,892)	(50,293)	(1,001,849)	(94,490)
Net Decrease	(387,058)	(40,187)	(260,915)	(9,825)

NOTE 8. CONTINGENCIES

The Fund may be contingently liable for rescission for sales of 601,735 of its shares made during the period of September 1, 2003 to April 29, 2004 for $72,145 because such sales occurred during a time when the Fund did not have a current and effective registration statement under the securities act of 1933.

The American Heritage Fund, Inc.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a share outstanding throughout each period

(Unaudited)

Six Months

  Year

        Year

               Year

       Year

Ended

  Ended

       Ended

Ended

       Ended

November 30,

  May 31,        May 31,

May 31,          May 31,

2004

2004

2003

2002

2001

Net asset value, beginning of period

$

0.11

$

0.06

$

0.11

$

0.18

$

0.27

Income (loss) from investment operations:

Net investment loss

(0.01)

(0.01)

(0.01)

(0.01)

(0.07)

Net gains (losses) on securities (both

realized and unrealized)

0.01

0.06

(0.04)

(0.06)

(0.02)

Total from investment operations

0.00

0.05

(0.05)

(0.07)

(0.09)

Less distributions:

Dividends (from net investment income)

0.00

0.00

0.00

0.00

0.00

Distributions (from capital gains)

0.00

0.00

0.00

0.00

0.00

Net asset value, end of period

$

0.11

$

0.11

$

0.06

$

0.11

$

0.18

Total return

0.00%

83.33%

(45.45)%

(38.89)%

(33.33)%

Net assets, end of period

$

1,013,390

$

1,026,242

$

589,406

$

1,088,485

$

1,973,431

Ratio of expenses to average net assets

11.51%

12.58%

12.36%

12.61%

11.53%

Ratio of net investment

loss to average net assets

(11.41)%

(12.34)%

(12.25)%

(11.97)%

(10.96)%

Portfolio turnover rate

319.25%

569.55%

0.00%

9.36%

1.00%

The accompanying notes are an integral part of these financial statements.

The American Heritage Fund, Inc.

EXPENSE ILLUSTRATION

For a share outstanding throughout each period

Expense Example

As a shareholder of the American Heritage Fund Inc., you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

American Heritage Fund, Inc.
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2004	November 30, 2004	June 1,2004 to November 30,2004
Actual	$1,000.00	$1,000.00	$55.60
Hypothetical (5% Annual Return before expenses)	$1,000.00	$969.47	$54.75
* Expenses are equal to the Fund's annualized expense ratio of 11.09%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The American Heritage Fund, Inc.

Board of Directors

The Fund's Board of Directors is responsible for the management of the Fund.  The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund.  The Fund does not have an advisory board.

Name and Address	Age	Positions Held With the Fund	Approximate Length of Time Served	Principal Occupation(s) During the Past Five Years	OTHER DIRECTORSHIPS
Heiko H. Thieme* 845 Third Avenue New York, NY	61	Chairman of the Board of Directors, Chief Executive Officer and Secretary	10 years

Chairman of the Board of Directors, Chief Executive Officer and Secretary of the Fund and The American Heritage Fund, Inc. Chief Executive Officer of American Heritage Management Corporation and Thieme Associates, Inc. (investment advisor). Chief Executive Officer of Thieme Securities, Inc. (broker-dealer) and Thieme Consulting, Inc. Chief Executive Officer of The Global Opportunity Fund Limited (foreign investment company) and their respective investment advisors.

					The American Heritage Fund, Inc. (AHF)

Dr. Mieczylsaw Karczmar 845 Third Avenue New York, NY	81	Director	2 years	Economic Advisor, Deutsche Bank Senior Vice President & Chief Economist, European American Bank Director of Finance, Polish Ministry of Foreign Trade Director of Planning, National Bank of Poland	AHF

Dr. Eugene Sarver 241 W. 97th St. New York, NY	60	Director	10 years	Sole proprietor of Sarver International (financial and economic consulting) and Associate of Intercap Investments, Inc.	AHF

*Mr. Thieme is an “interested person” as defined in the Investment Company Act of 1940 because he is an executive officer of the Fund and owns all the outstanding equity securities of AHMC and Thieme Securities, Inc.

Mr. Thieme is the portfolio manager of the Fund and AHF.  None of the Fund’s other directors oversees any portfolios in the fund complex..

Each of the Fund’s officers and directors serves until his respective successor is elected and qualifies or until his earlier removal or resignation.

The following table sets forth the dollar range of equity securities owned by each of the Fund’s directors in the Fund and the aggregate amount of securities beneficially owned in AHF and the Fund as of December 31, 2003.

Name of Director	Dollar Range of Equity Securities of the Fund	Aggregate Dollar Range of Equity Securities in the Fund and AHF
Heiko H. Thieme	$1-$10,000	$1-$10,000
Eugene Sarver	$1-$10,000	$1-$10,000
Mieczylsaw Karczmar	$0	$0

Neither Dr. Sarver, Dr. Karczmar nor members of their immediate families own any equity security issued by AHMC or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with AHMC or have any direct or indirect interest in AHMC or any such other person.

Thieme Consulting, Inc., which is wholly owned by Mr. Thieme, has provided consulting services to companies whose securities are held by the Fund for compensation.  Similar arrangements may be made with other companies whose securities may become held by the Fund.

During the fiscal year ended January 31, 2004, no compensation was paid by the Fund to its officers or Directors.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 16, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date February 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date February 8, 2005

* Print the name and title of each signing officer under his or her signature.